Shareholders’ Equity - Schedule of Equity Warrants to Investors and Associate (Details)	12 Months Ended
Dec. 31, 2025 $ / shares shares
September 13, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of warrants/ options | shares	32,863
Exercise price | $ / shares	$ 480
Exercise ratio	Each warrant is exercisable into 1 ordinary share
Expiration date	5 years following the issuance date
Notes	Registered for trading (*) [1]
September 15, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 1,274.4
Exercise ratio	Each warrant is exercisable into 1 ordinary share
Expiration date	5 years following the issuance date
Notes	Owned by underwriter
Number of warrants/ options | shares	781
September 15, 2022 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise price | $ / shares	$ 1,015.2
Exercise ratio	Each warrant is exercisable into 1 ordinary share
Expiration date	10 years following the issuance date
Notes	Owned by the legal advisor
Number of warrants | shares	98
September 12, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise ratio	Each warrant is exercisable into 1 ordinary share
Expiration date	5 years following the issuance date (**)
Notes	Owned by an investor
Number of warrants/ options | shares	333,333
Exercise price | $ / shares	$ 12
September 15, 2025 [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Exercise ratio	Each warrant is exercisable into 1 ordinary share
Expiration date	5 years following the issuance date (**)
Notes	Owned by an investor
Number of warrants/ options | shares	223,333
Exercise price | $ / shares	$ 18

[1]	The warrants are exercisable at any time after their original issuance and at any time up to the date that is five years after their original issuance. The warrants will be exercisable, at the option of each holder, in whole or in part by delivering to us a duly executed exercise notice and, at any time a registration statement registering the issuance of the ordinary shares underlying the warrants under the Securities Act of 1933, as amended, is effective and available for the issuance of such shares, by payment in full in immediately available funds for the number of ordinary shares purchased upon such exercise.